Income Tax (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Federal Income Tax Rate, Amount	$ 132	$ 981	$ 953
Prior Year Income Taxes, Amount	(240)	(221)	(53)
Deduction, Dividends, Amount	(59)	(83)	(11)
Deduction, Foreign Tax Credit , Amount	(14)
Adjustment of deferred tax assets and liabilities for enacted rate change, Amount		49
Effective Income Tax Rate Reconciliation, Other Adjustments, Amount	(1)	(3)	(2)
Total Income Tax Expense (Benefit), Amount	$ (182)	$ 723	$ 887
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal Statutory Income Tax Rate, Percent	21.00%	35.00%	35.00%
Prior Year Income Taxes, Percent	(38.20%)	(7.80%)	(2.00%)
Deduction, Dividend, Percent	(9.40%)	(3.00%)	(0.40%)
Deduction, Foreign Tax Credit, Percent	(2.20%)
Adjustment of deferred tax assets and liabilities for enacted rate change, Percentage		1.70%
Effective Income Tax Rate Reconciliation, Other Adjustments, Percent	(0.20%)	(0.10%)	(0.10%)
Effective Income Tax Rate Reconciliation, Percent	(29.00%)	25.80%	32.50%